ENTITY-WIDE DISCLOSURE (Schedule Of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total sales	$ 935	$ 544
Israel [Member]
Segment Reporting Information [Line Items]
Total sales	820	450
United States [Member]
Segment Reporting Information [Line Items]
Total sales	102	82
Other [Member]
Segment Reporting Information [Line Items]
Total sales	$ 13	$ 12